Average Annual Total Returns - Hartford International Opportunities HLS Fund	IA 1 Year	IA 5 Years	IA 10 Years	IB 1 Year	IB 5 Years	IB 10 Years	MSCI ACWI ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 1 Year	MSCI ACWI ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 5 Years	MSCI ACWI ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 10 Years
Total	20.45%	9.43%	6.80%	20.09%	9.14%	6.53%	10.65%	8.93%	4.92%